Exhibit 99.20

Client Name:
Client Project Name:	OBX 2022-NQM8
Start - End Dates:	12/26/2021 - 6/20/2022
Deal Loan Count:	290

Conditions Report 2.0

Loans in Report:	290
Loans with Conditions:	100

3 - Total Active Conditions
3 - Non-Material Conditions
3 - Credit Review Scope
1 - Category: Assets
1 - Category: Credit/Mtg History
1 - Category: LTV/CLTV
143 - Total Satisfied Conditions

23 - Credit Review Scope
2 - Category: Application
6 - Category: Assets
3 - Category: Credit/Mtg History
1 - Category: DTI
1 - Category: Income/Employment
4 - Category: Insurance
6 - Category: Terms/Guidelines
45 - Property Valuations Review Scope
44 - Category: Appraisal
1 - Category: Re-Verifications
75 - Compliance Review Scope
2 - Category: Compliance Manual
2 - Category: Documentation
2 - Category: Finance Charge Tolerance
4 - Category: RESPA
4 - Category: Right of Rescission
6 - Category: Texas Home Equity
55 - Category: TILA/RESPA Integrated Disclosure
1 - Total Waived Conditions

1 - Compliance Review Scope
1 - Category: TILA/RESPA Integrated Disclosure

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